STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Summary of non-vested shares

2022 Plan	Non-vested Shares of Common Stock	Weighted Average Fair Value
Balance at December 31, 2021	–	$–
Awarded	14,000,000	–
Vested	–	0.008081
Forfeited	–	–
Balance at September 30, 2022	14,000,000	$–

2017 Plan and 2019 Plan
Balance at December 31, 2020	3,600,000	$0.30
Awarded	–	–
Vested	(3,600,000)	0.30
Forfeited	–	–
Balance at September 30, 2021	–	$0.30

Summary of warrant activity

	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2020	–	–
Issued	2,868,397	$0.00084	3.4 Years
Exercised	–	–
Expired/Forfeited	–	–
Outstanding at September 30, 2021	2,868,397	$0.00084	2.7 Years

Outstanding at December 31, 2021	–	–
Issued	2,868,397	$0.00084	2.4 Years
Exercised	–	–
Expired/Forfeited	–	–
Outstanding at September 30, 2022	2,868,397	$0.00084	1.7 Years